Risk and Uncertainties (Details) - Schedule of Total Revenue During the Periods - USD ($)	Sep. 30, 2024	[1]	Dec. 31, 2023
Customer A one [Member]
Schedule of Total Revenue During the Periods [Line Items]
Revenue during the periods			$ 1,092,414
Customer C One [Member]
Schedule of Total Revenue During the Periods [Line Items]
Revenue during the periods			61,455
Customer D One [Member]
Schedule of Total Revenue During the Periods [Line Items]
Revenue during the periods			$ 1,634

[1]	Customer who accounted for less than 10% of the total accounts receivable as of period end.